UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04993

Nicholas Limited Edition, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2007

Date of reporting period: 06/30/2007

Item 1. Report to Stockholders.

                                 SEMIANNUAL REPORT

                                   June 30, 2007

                            NICHOLAS LIMITED EDITION, INC.

                               700 North Water Street
                             Milwaukee, Wisconsin 53202
                               www.nicholasfunds.com

August 2007

Report to Fellow Shareholders:

As I write this letter, the markets are going through some large gyrations. Concerns over sub-prime mortgages and housing prices are spreading to other areas of the economy. Investors are beginning to remember that there is risk to any investment and that it needs to be priced appropriately. These adjustments are necessary and healthy for the long-term. After five years of heading up, market adjustments are normal.

During the second quarter stocks continued their upward trajectories, driven in large part by the continued interest in the energy, materials and industrial sectors. The private equity buyout boom also has been fueling this rally; however, this trend merits watching as the easy credit may have come to an end with the aforementioned repricing of risk.

For the six month period ended June 30, 2007, the Fund's Class I returned 8.66% compared to 6.96% for the S and P 500 Index and 6.45% for the Russell 2000 Index. Returns for Nicholas Limited Edition, Inc. - Class I and selected indices are provided in the chart below for the periods ended June 30, 2007.

		Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year	15 Year
Nicholas Limited Edition, Inc. - Class I	13.99%	9.19%	12.20%	5.36%	9.57%
Russell 2000 Growth Index	16.83%	11.76%	13.08%	5.28%	8.47%
Morningstar Small-Cap Growth Fund Category	16.28%	11.54%	12.08%	8.42%	9.99%
Standard and Poor's 500 Index	20.59%	11.68%	10.71%	7.13%	11.19%
Ending value of $10,000 invested in Nicholas Limited Edition, Inc. - Class I	$11,399	$13,016	$17,782	$16,861	$39,412
Fund's Class I Expense Ratio (from 04/30/07 Prospectus): 0.92%

The Fund's expense ratios for the period ended June 30, 2007 can be found in the financial highlights included within this report.

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end, may be obtained by visiting www.nicholasfunds.com/returns.html.

The Fund is net of expenses whereas the market indices do not incur expenses. The ending values above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed. Assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

Class N of the Fund commenced operations on February 28, 2005. The annual returns shown for the Class I shares for this Fund would be substantially similar to the Class N because both classes of shares are invested in the same portfolio of securities. Annual returns will generally differ only to the extent that the classes do not have the same expenses. Specifically, the performance shown for the Class I shares does not reflect the 0.25% 12b-1 fee or 0.10% servicing fee that is charged to Class N shares.

As stated earlier, markets have been strong over the last 3 to 5 year period since the last correction in 2002. The markets have been driven by energy, materials and industrials, which in turn have been driven by strong worldwide industrial growth. We believe that world economies are going to show some slowing as the U.S. economy slows and central banks around the world tighten credit to prevent runaway inflation. We believe this will favor the more steady and consistent growth oriented companies the Fund favors in areas such as healthcare, consumer staples and technology. Looking back on the past few years, the riskier mutual funds have fared better, but rich valuations and a slowing economy may change the environment.

The Fund currently has approximately 10% cash, 19% in healthcare, 18% in information technology, 18% in industrials and 12% in consumer discretionary along with various financial and energy holdings. We will be moving cash into the market as opportunities arise from the recent volatility.

We want to thank you for your continued support.

Sincerely,

David O. Nicholas

Portfolio Manager

The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Please refer to the schedule of investments in the report for complete fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The S and P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index. Each Morningstar Category average represents a universe of Funds with similar investment objectives.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC. (08/07)

Financial Highlights Class I (NCLEX)
For a share outstanding throughout each period
------------------------------------------------------------------------------------------
                              Six Months
                                 Ended                 Year Ended December 31,
                              06/30/2007     ---------------------------------------------
                              (unaudited)     2006      2005     2004     2003       2002
                              -----------    ------    ------   ------   ------     ------
NET ASSET VALUE,
 BEGINNING OF PERIOD ........   $19.62       $19.23    $19.59   $17.43   $12.49     $16.37
  INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
   Net investment
    income (loss) ...........      .00(1)       .00(1)   (.02)    (.04)    (.05)     (.07)
   Net gain (loss) on
    securities (realized and
    unrealized) .............     1.70         1.23      1.55     2.47     4.99     (3.78)
                                ------       ------    ------   ------   ------    ------
      Total from investment
       operations ...........     1.70         1.23      1.53     2.43     4.94     (3.85)
                                ------       ------    ------   ------   ------    ------
   LESS DISTRIBUTIONS
   From net capital gain ....       --         (.84)    (1.89)    (.27)      --      (.03)
                                ------                 ------   ------   ------    ------
NET ASSET VALUE, END
 OF PERIOD ..................   $21.32       $19.62    $19.23   $19.59   $17.43    $12.49
                                ------       ------    ------   ------   ------    ------
                                ------       ------    ------   ------   ------    ------

TOTAL RETURN ................    8.66%(2)     6.38%     7.78%   13.94%   39.55%  (23.51)%

SUPPLEMENTAL DATA:
Net assets, end of
 period (millions) ..........   $172.1       $172.1    $170.2   $158.7   $146.0    $107.5
Ratio of expenses to
 average net assets .........     .92%(3)      .92%      .95%     .91%     .91%      .90%
Ratio of net investment
 income (loss) to
 average net assets .........     .01%(3)      .00%(1) (.10)%   (.24)%   (.32)%    (.49)%
Portfolio turnover rate .....   29.81%(3)    31.00%    37.30%   34.98%   40.32%    58.89%

(1) The amount rounds to $0.00 or 0.00%.
(2) Not annualized.
(3) Annualized.

        The accompanying notes to financial statements are an integral part of these highlights.

Financial Highlights Class N (NNLEX)
For a share outstanding throughout each period
-----------------------------------------------------------------------------------
                                 Six Months
                                   Ended        Year       Period from
                                 06/30/2007     Ended     02/28/2005 (1)
                                 (unaudited)  12/31/2006  to 12/31/2005
                                 -----------  ----------  --------------
NET ASSET VALUE,
 BEGINNING OF PERIOD ............   $19.51      $19.19        $19.30
  INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
   Net investment loss...........     (.03)       (.07)         (.03)
   Net gain on securities
    (realized and unrealized)....     1.68        1.23          1.78
                                    ------      ------        ------
      Total from investment
       operations ...............     1.65        1.16          1.75
                                    ------      ------        ------
   LESS DISTRIBUTIONS
   From net capital gain ........       --        (.84)        (1.86)
                                    ------      ------        ------
NET ASSET VALUE, END
 OF PERIOD ......................   $21.16      $19.51        $19.19
                                    ------      ------        ------
                                    ------      ------        ------

TOTAL RETURN ....................    8.46%(2)    6.03%         9.03%(2)

SUPPLEMENTAL DATA:
Net assets, end of
 period (millions) ..............     $7.7       $7.2           $6.5
Ratio of expenses to
 average net assets ... .........    1.27%(3)   1.27%          1.30%(3)
Ratio of net investment
 loss to average net assets ......   (.34)%(3)  (.34)%         (.43)%(3)
Portfolio turnover rate .........   29.81%(3)  31.00%         37.30%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.

        The accompanying notes to financial statements are an integral part of these highlights.

-----------------------------------------------------------------------------------------
Top Ten Equity Portfolio Holdings
June 30, 2007 (unaudited)
-------------------------------------------------------------------------------

                                                                    Percentage
        Name                                                      of Net Assets
        ----                                                       ------------
        National Financial Partners Corporation ...................     2.14%
        HCC Insurance Holdings, Inc. ..............................     2.09%
        FLIR Systems, Inc. ........................................     2.06%
        DRS Technologies, Inc. ....................................     1.98%
        O'Reilly Automotive, Inc. .................................     1.93%
        FactSet Research Systems Inc. .............................     1.90%
        DaVita, Inc. ..............................................     1.87%
        VCA Antech, Inc. ..........................................     1.87%
        Emulex Corporation ........................................     1.70%
        Brown & Brown, Inc. .......................................     1.68%
                                                                       ------
        Total of top ten ..........................................    19.22%
                                                                       ------
                                                                       ------

-------------------------------------------------------------------------------
Sector Diversification (As a Percentage of Portfolio)
June 30, 2007 (unaudited)
-------------------------------------------------------------------------------

        BAR CHART PLOT POINTS
        Industrials ...............................................    18.93%
        Information Technology ....................................    18.89%
        Health Care ...............................................    17.84%
        Financials ................................................    15.88%
        Consumer Discretionary ....................................    12.85%
        Short-Term Investments ....................................     6.33%
        Energy ....................................................     4.43%
        Consumer Staples ..........................................     1.83%
        Materials .................................................     1.63%
        Telecommunication Services ................................     1.27%
        Exchange Traded Funds .....................................     0.12%

-------------------------------------------------------------------------------
Fund Expenses
For the six month period ended June 30, 2007 (unaudited)
-------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses.  The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.

The first line of the table below for each share class of the Fund provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class I

                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period*
                      12/31/06          06/30/07       01/01/07 - 06/30/07
        ------------------------------------------------------------------
        Actual        $1,000.00         $1,086.60              $4.76
        Hypothetical   1,000.00          1,020.44               4.61
         (5% return before expenses)

        * Expenses are equal to the Class I six-month annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 181 then divided by 365 to reflect the one-half year period.

Class N

                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period**
                       12/31/06         06/30/07       01/01/07 - 06/30/07
        ------------------------------------------------------------------
        Actual        $1,000.00         $1,084.60              $6.56
        Hypothetical   1,000.00          1,018.70               6.36
         (5% return before expenses)

        ** Expenses are equal to the Class N six-month annualized expense ratio of 1.27%, multiplied by the average account value over the period, multiplied by 181 then divided by 365 to reflect the one-half year period.

Schedule of Investments
June 30, 2007 (unaudited)
-------------------------------------------------------------------------------

 Shares or
 Principal
  Amount                                                             Value
-----------                                                     ---------------

COMMON STOCKS - 92.04%
             Consumer Discretionary - Auto &
              Components -- 0.85%
    85,000   Amerigon Incorporated *                             $  1,529,150
                                                                 ------------
             Consumer Discretionary - Durables &
              Apparel -- 0.86%
    60,000   Carter's, Inc. *                                       1,556,400
                                                                 ------------
             Consumer Discretionary - Hotels,
              Restaurants & Leisure -- 2.93%
    23,750   Applebee's International, Inc.                           572,375
    17,500   Jack in the Box Inc. *                                 1,241,450
    37,500   P.F. Chang's China Bistro, Inc. *                      1,320,000
    10,500   Panera Bread Company *                                   483,630
    22,500   Shuffle Master, Inc. *                                   373,500
    57,500   Sonic Corp. *                                          1,271,900
                                                                 ------------
                                                                    5,262,855
                                                                 ------------
             Consumer Discretionary - Services -- 2.07%
    15,000   Chipotle Mexican Grill, Inc. - Class A *               1,279,200
    40,800   Matthews International Corporation                     1,779,288
     5,000   Strayer Education, Inc.                                  658,550
                                                                 ------------
                                                                    3,717,038
                                                                 ------------
             Consumer Discretionary - Media -- 1.07%
    85,000   Radio One, Inc. - Class A *                              600,950
    65,000   Radio One, Inc. - Class D *                              458,900
    77,907   Salem Communications Corporation *                       863,989
                                                                 ------------
                                                                    1,923,839
                                                                 ------------
             Consumer Discretionary - Retail -- 4.85%
    26,000   J.Crew Group, Inc. *                                   1,406,340
    60,000   Monro Muffler Brake, Inc.                              2,247,000
    95,000   O'Reilly Automotive, Inc. *                            3,472,250
     2,000   Tractor Supply Company *                                 104,100
    70,000   United Auto Group, Inc.                                1,490,300
                                                                 ------------
                                                                    8,719,990
                                                                 ------------
             Consumer Staples - Food,
              Beverage & Tobacco -- 0.88%
    25,000   J.M. Smucker Company (The)                             1,591,500
                                                                 ------------
             Consumer Staples - Household &
              Personal Products -- 0.91%
    50,000   WD-40 Company                                          1,643,500
                                                                 ------------
             Energy -- 4.36%
   113,200   Continental Resources, Inc. *                          1,811,200
    70,500   Crosstex Energy, Inc.                                  2,025,465
    26,000   Denbury Resources Inc. *                                 975,000
    10,000   Dril-Quip, Inc. *                                        449,500
    40,000   TETRA Technologies, Inc. *                             1,128,000
   140,400   TXCO Resources Inc. *                                  1,443,312
                                                                 ------------
                                                                    7,832,477
                                                                 ------------
             Exchange Traded Fund -- 0.12%
     2,500   iShares Russell 2000 Growth Index Fund                   214,450
                                                                 ------------
             Financials - Banks -- 3.72%
   101,000   Baylake Corp.                                          1,388,750
    95,000   CoBiz Financial Inc.                                   1,721,400
    60,000   FirstMerit Corporation                                 1,255,800
    30,000   Seacoast Banking Corporation of Florida                  652,500
    75,000   Texas Capital Bancshares, Inc. *                       1,676,250
                                                                 ------------
                                                                    6,694,700
                                                                 ------------
             Financials - Diversified -- 4.20%
    23,000   Affiliated Managers Group, Inc. *                      2,961,480
    60,000   Eaton Vance Corp.                                      2,650,800
    75,000   Waddell & Reed Financial, Inc.                         1,950,750
                                                                 ------------
                                                                    7,563,030
                                                                 ------------
             Financials - Insurance -- 7.68%
   120,000   Brown & Brown, Inc.                                    3,016,800
   112,500   HCC Insurance Holdings, Inc.                           3,758,625
    25,500   IPC Holdings, Ltd.                                       823,395
    83,300   National Financial Partners Corporation                3,857,623
    53,400   Willis Group Holdings Limited                          2,352,804
                                                                 ------------
                                                                   13,809,247
                                                                 ------------
             Health Care - Equipment -- 6.24%
    75,000   ev3 Inc. *                                             1,266,000
     5,000   ICU Medical, Inc. *                                      214,700
    27,500   IDEXX Laboratories, Inc. *                             2,602,325
    29,550   Meridian Bioscience, Inc.                                640,053
    50,000   Micrus Endovascular Corporation *                      1,230,000
    55,000   NuVasive, Inc. *                                       1,485,550
    49,000   Respironics, Inc. *                                    2,086,910
    70,000   Wright Medical Group, Inc. *                           1,688,400
                                                                 ------------
                                                                   11,213,938
                                                                 ------------
             Health Care - Pharmaceuticals &
              Biotechnology -- 5.32%
    49,000   Charles River Laboratories International, Inc. *       2,529,380
    40,000   Kendle International Inc. *                            1,470,800
    55,000   Medicis Pharmaceutical Corporation                     1,679,700
    45,000   PAREXEL International Corporation *                    1,892,700
    35,000   Techne Corporation *                                   2,002,350
                                                                 ------------
                                                                    9,574,930
                                                                 ------------
             Health Care - Services -- 5.97%
    80,000   AmSurg Corp. *                                         1,931,200
    62,500   DaVita, Inc. *                                         3,367,500
    81,000   Dialysis Corporation of America *                        838,350
    31,200   MWI Veterinary Supply, Inc. *                          1,244,568
    89,000   VCA Antech, Inc. *                                     3,354,410
                                                                 ------------
                                                                   10,736,028
                                                                 ------------
             Industrials - Capital Goods -- 7.97%
    10,000   Basin Water, Inc. *                                       87,000
    35,000   Ceradyne, Inc. *                                       2,588,600
    62,118   DRS Technologies, Inc.                                 3,557,498
    57,650   Graco Inc.                                             2,322,142
    30,000   Middleby Corporation (The) *                           1,794,600
    50,000   MSC Industrial Direct Co., Inc. - Class A              2,750,000
    25,000   Sun Hydraulics Corporation                             1,231,250
                                                                 ------------
                                                                   14,331,090
                                                                 ------------
             Industrials - Commercial
              Services & Supplies -- 9.61%
    35,500   Advisory Board Company (The) *                         1,972,380
    75,000   Brady Corporation                                      2,785,500
    45,000   Copart, Inc. *                                         1,376,550
    57,500   CRA International, Inc. *                              2,771,500
    52,500   G&K Services, Inc.                                     2,074,275
    75,000   Mobile Mini, Inc. *                                    2,190,000
    90,000   Navigant Consulting, Inc. *                            1,670,400
    55,000   Stericycle, Inc. *                                     2,445,300
                                                                 ------------
                                                                   17,285,905
                                                                 ------------
             Industrials - Transportation -- 1.02%
    94,250   Knight Transportation, Inc.                            1,826,565
                                                                 ------------
             Information Technology - Hardware &
              Equipment -- 9.58%
    90,000   ADC Telecommunications, Inc. *                         1,649,700
    60,000   Daktronics, Inc.                                       1,288,800
     1,900   Dolby Laboratories, Inc. *                                67,279
    17,300   DTS, Inc. *                                              376,621
   140,000   Emulex Corporation *                                   3,057,600
    80,000   FLIR Systems, Inc. *                                   3,700,000
    68,000   Plexus Corp. *                                         1,563,320
    20,000   Rofin-Sinar Technologies Inc. *                        1,380,000
    65,000   ScanSource, Inc. *                                     2,079,350
    29,000   TESSCO Technologies Incorporated *                       563,180
    95,000   Vishay Intertechnology, Inc. *                         1,502,900
                                                                 ------------
                                                                   17,228,750
                                                                 ------------
             Information Technology - Semiconductors &
              Equipment -- 1.49%
    25,000   ANSYS, Inc. *                                            662,500
   170,000   Entegris, Inc. *                                       2,019,600
                                                                 ------------
                                                                    2,682,100
                                                                 ------------
             Information Technology - Software &
              Services -- 7.49%
    67,500   Business Objects S.A. *                                2,621,700
    50,000   FactSet Research Systems Inc.                          3,417,500
    65,900   Heartland Payment Systems, Inc.                        1,932,847
    47,500   MICROS Systems, Inc. *                                 2,584,000
    85,000   Wright Express Corporation *                           2,912,950
                                                                 ------------
                                                                   13,468,997
                                                                 ------------
             Materials -- 1.60%
    81,000   AptarGroup, Inc.                                       2,880,360
                                                                 ------------
             Telecommunication  Services -- 1.25%
    92,500   Asia Satellite Telecommunications
              Holdings Limited                                      1,874,975
    15,000   Clearwire Corporation *                                  366,450
                                                                 ------------
                                                                    2,241,425
                                                                 ------------
                  TOTAL COMMON STOCKS
                   (cost $108,786,492) ........................  $165,528,264
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.21%
             Commercial Paper - 5.20%
$  100,000   Kraft Foods Inc. 07/02/07, 5.29%                         100,000
   600,000   Walt Disney Company (The) 07/05/07, 5.33%                599,733
 1,000,000   Fiserv, Inc. 07/06/07, 5.33%                             999,408
   800,000   General Mills, Inc. 07/09/07, 5.30%                      799,176
   700,000   Kraft Foods Inc. 07/10/07, 5.36%                         699,166
   175,000   Kraft Foods Inc. 07/12/07, 5.32%                         174,741
   825,000   Fiserv, Inc. 07/13/07, 5.33%                             823,657
   700,000   Hitachi Capital America Corp. 07/16/07, 5.31%            698,555
   250,000   Time Warner Inc. 07/16/07, 5.43%                         249,472
   900,000   Walt Disney Company (The) 07/17/07, 5.38%                897,983
   875,000   General Mills, Inc. 07/20/07, 5.30%                      872,681
   975,000   Time Warner Cable Inc. 07/25/07, 5.38%                   971,649
   630,000   General Mills, Inc. 07/27/07, 5.30%                      627,681
   600,000   Starbucks Corporation 08/01/07, 5.35%                    597,325
   250,000   Starbucks Corporation 08/07/07, 5.35%                    248,662
                                                                 ------------
                                                                    9,359,889
                                                                 ------------
             Variable Rate Security - 1.01%
 1,817,584   Wisconsin Corporate Central Credit Union (1)
              07/02/07, 4.99%                                       1,817,584
                                                                 ------------
                  TOTAL SHORT-TERM INVESTMENTS
                   (cost $11,177,473) .........................    11,177,473
                                                                 ------------
                  TOTAL INVESTMENTS
                   (cost $119,963,965) -- 98.25% ..............   176,705,737
                                                                 ------------
             OTHER ASSETS, NET OF LIABILITIES -- 1.75% ........     3,145,837
                                                                 ------------
                  TOTAL NET ASSETS
                   (basis of percentages
                   disclosed above) -- 100% ...................  $179,851,574
                                                                 ------------
                                                                 ------------

* Non-income producing security.
(1) Subject to a demand feature as defined by the Securities and Exchange
Commission.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
June 30, 2007 (unaudited)
-------------------------------------------------------------------------------

ASSETS
    Investments in securities at value (cost $119,963,965) ....   $176,705,737
                                                                  ------------
    Receivables -
         Investment securities sold ...........................      3,436,397
         Dividend and interest ................................         52,801
         Capital stock subscription ...........................         39,950
         Other ................................................            401
                                                                  ------------
              Total receivables ...............................      3,529,549
                                                                  ------------
    Other .....................................................         26,130
                                                                  ------------
              Total assets ....................................    180,261,416
                                                                  ------------

LIABILITIES
    Payables -
         Investment securities purchased ......................        208,125
         Due to adviser -
              Management fee ..................................        114,741
              Accounting and administrative fee ...............          4,247
         12b-1 and servicing fee ..............................         25,983
         Other payables and accrued expense ...................         56,746
                                                                  ------------
              Total liabilities ...............................        409,842
                                                                  ------------
              Total net assets ................................   $179,851,574
                                                                  ------------
                                                                  ------------

NET ASSETS CONSIST OF
    Paid in capital ...........................................   $116,758,493
    Net unrealized appreciation on investments ................     56,741,772
    Accumulated undistributed
     net realized gain on investments .........................      6,353,740
    Accumulated net investment loss ...........................         (2,431)
                                                                  ------------
              Total net assets ................................   $179,851,574
                                                                  ------------
                                                                  ------------

Class I:
Net assets ....................................................   $172,103,340
Shares outstanding ............................................      8,070,767
NET ASSET VALUE PER SHARE ($.01 par value,
 39,000,000 shares authorized),
 offering price and redemption price ..........................         $21.32
                                                                        ------
                                                                        ------
Class N:
Net assets ....................................................     $7,748,234
Shares outstanding ............................................        366,120
NET ASSET VALUE PER SHARE ($.01 par value,
 11,000,000 shares authorized),
 offering price and redemption price ..........................         $21.16
                                                                        ------
                                                                        ------

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2007 (unaudited)}
-------------------------------------------------------------------------------

INCOME
    Dividend ..................................................    $   493,659
    Interest ..................................................        328,068
    Other .....................................................         12,556
                                                                   -----------
         Total income .........................................        834,283
                                                                   -----------

EXPENSES
    Management fee ............................................        671,416
    Transfer agent fees .......................................         38,433
    Registration fees .........................................         28,981
    Accounting and administrative fees ........................         24,795
    Audit and tax fees ........................................         12,500
    12b-1 fees - Class N ......................................          9,339
    Postage and mailing .......................................          9,691
    Printing ..................................................          8,845
    Legal fees ................................................          7,510
    Accounting system and pricing service fees ................          5,534
    Custodian fees ............................................          4,548
    Insurance .................................................          4,444
    Directors' fees ...........................................          4,110
    Servicing fees - Class N ..................................          3,736
    Other operating expenses ..................................          2,832
                                                                   -----------
         Total expenses .......................................        836,714
                                                                   -----------
         Net investment loss...................................         (2,431)
                                                                   -----------
NET REALIZED GAIN ON INVESTMENTS ..............................      6,033,064
                                                                   -----------
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION
 ON INVESTMENTS ...............................................      9,034,507
                                                                   -----------
    Net realized and unrealized gain on investments ...........     15,067,571
                                                                   -----------
    Net increase in net assets resulting from operations ......    $15,065,140
                                                                   -----------
                                                                   -----------

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 2007 (unaudited)
 and the year ended December 31, 2006
-------------------------------------------------------------------------------
                                              Six Months
                                                 Ended
                                              06/30/2007              2006
                                             -------------       -------------
INCREASE IN NET ASSETS FROM OPERATIONS
    Net investment loss ....................  $     (2,431)       $    (15,870)
    Net realized gain on investments .......     6,033,064           6,890,377
    Change in net unrealized
     appreciation/depreciation
     on investments ........................     9,034,507           4,059,883
                                              ------------        ------------
         Net increase in net assets
          resulting from operations ........    15,065,140          10,934,390
                                              ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS
    From net realized gain
     on investments - Class I ..............            --          (7,108,010)
    From net realized gain
     on investments - Class N ..............            --            (296,824)
                                              ------------        ------------
         Total distributions ...............            --          (7,404,834)
                                              ------------        ------------

CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued - Class I
     (315,314 and 701,887
     shares, respectively) .................     6,291,183          13,948,662
    Reinvestment of distributions - Class I
     (0 and 344,797
     shares, respectively) .................            --           6,813,193
    Cost of shares redeemed - Class I
     (1,012,683 and 1,131,562
     shares, respectively) .................   (20,683,363)        (22,440,728)
    Proceeds from shares issued - Class N
     (42,583 and 279,421
     shares, respectively) .................       851,874           5,551,218
    Reinvestment of distributions - Class N
     (0 and 15,104
     shares, respectively) .................            --             296,801
    Cost of shares redeemed - Class N
     (45,381 and 263,006
     shares, respectively) .................      (923,406)         (5,170,896)
                                              ------------        ------------
         Decrease in net assets derived
          from capital share transactions ..   (14,463,712)         (1,001,750)
                                              ------------        ------------
         Total increase in net assets ......       601,428           2,527,806
                                              ------------        ------------

NET ASSETS
    Beginning of period ....................   179,250,146         176,722,340
                                              ------------        ------------
    End of period (including accumulated
     undistributed net investment loss
     of $(2,431) and $0, respectively) .....  $179,851,574        $179,250,146
                                              ------------        ------------
                                              ------------        ------------

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
June 30, 2007 (unaudited)]
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Limited Edition, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.
    The primary objective of the Fund is long-term growth.  Effective February
    28, 2005, the Fund issued a new class of shares, Class N and renamed the existing class as Class I.  Class N shares are subject to a 0.25% 12b-1 fee and a 0.10% servicing fee, as described in its prospectus.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares.
    The following is a summary of the significant accounting policies of the
    Fund:

    (a)  Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price.  For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price.
         Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal, institutional-sized trading units, issuer analysis, bond market activity and various other factors.  Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the
         Board of Directors.  Variable rate demand notes are valued at cost, which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.
         Investment transactions for financial statement purposes are recorded on trade date.

    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Generally, discounts and premiums on long-term debt security purchases, if any, are amortized over the expected lives of the respective securities using the effective yield method.

    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

         Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related to one class of shares.

    (e)  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.  Distributions from net investment income are generally declared and paid annually.  Distributions of net realized capital gain, if any, are declared and paid at least annually.

         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain (loss) on investments and accumulated undistributed net investment income.  At
         June 30, 2007, no reclassifications were recorded.

         The tax character of distributions paid during the six months ended
         June 30, 2007 and the year ended December 31, 2006 was as follows:

                                            06/30/2007        12/31/2006
                                            ----------        ----------
              Distributions paid from:
              Long-term capital gain .....          --        $7,404,834
                                            ----------        ----------
                                            ----------        ----------
         As of June 30, 2007, investment cost for federal tax purposes was
         $119,931,800 and the tax basis components of net assets were as follows:

              Unrealized appreciation ....................... $ 58,866,248
              Unrealized depreciation .......................   (2,092,311)
                                                              ------------
              Net unrealized appreciation....................   56,773,937
                                                              ------------
              Undistributed ordinary loss....................      (35,913)
              Accumulated undistributed net realized
               capital gain..................................    6,355,057
              Paid in capital ...............................  116,758,493
                                                              ------------
              Net assets .................................... $179,851,574
                                                              ------------
                                                              ------------

         The differences between book-basis and tax-basis unrealized appreciation (depreciation), undistributed ordinary income and accumulated undistributed realized capital gain are attributable primarily to the tax deferral of losses from wash sales, holdings in partnership interests and return of capital from investments.

         As of June 30, 2007, the Fund has no capital loss carryforward.

         As of June 30, 2007, the Fund had a tax deferral of wash loss sales of approximately $1,000.

         On July 13, 2006, the Financial Accounting Standards Board ("FASB")
         released FASB Interpretation No. 48 "Accounting for Uncertainty in
         Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the
         Fund's tax returns to determine whether the tax positions are
         "more-likely-than-not" of being sustained by the applicable tax authority.  To the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Fund would report an income tax expense in the Statement of Operations.  The Fund has applied FIN 48 to all open tax years and has determined that there is no financial statement implication.

    (f)  The preparation of financial statements in conformity with U.S.
         generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.

(2) Related Parties--
    (a)  Investment Adviser and Management Agreement --
         The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the
         "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .75% of the average net asset value.  Also, the
         Adviser may be paid for accounting and administrative services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including $2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the
         Fund as determined by valuations made at the close of each business day of each month, and (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to $50,000 for such services.

    (b)  Legal Counsel --
         A director of the Adviser is affiliated with a law firm that provides services to the Fund.  The Fund incurred expenses of $5,260 for the period ended June 30, 2007 for legal services rendered by this law firm.

(3) Investment Transactions --
    For the period ended June 30, 2007, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $24,779,102 and $38,342,326, respectively.

(4) Future Adoption of New Accounting Standard --
    In September 2006, FASB issued Statement on Financial Accounting Standards
    No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  As of June 30, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Historical Record
(unaudited)
--------------------------------------------------------------------------------------------------

                                     Net Investment                     Dollar        Growth of
                            Net          Income      Capital Gain      Weighted      an Initial
                        Asset Value   Distributions  Distributions  Price/Earnings     $10,000
                         Per Share      Per Share      Per Share       Ratio (2)    Investment (3)
                        -----------  --------------  -------------  --------------  --------------
Class I
May 18, 1987 (1)........  $10.00        $  --           $  --             --            $10,000
December 31, 1987 ......    9.15          .0900            --            13.9 times       9,242
December 31, 1988 ......   11.29          .0969           .2527          14.1            11,762
December 31, 1989 ......   12.49          .1453           .6151          16.3            13,804
December 31, 1990 ......   12.03          .1207           .1213          14.2            13,566
December 31, 1991 ......   16.86          .1228           .2407          21.9            19,429
December 31, 1992 ......   18.77          .0815           .8275          18.8            22,690
December 31, 1993 ......   18.68          .0867          1.6782          20.4            24,738
December 31, 1994 ......   17.09          .1031           .9065          18.3            23,985
December 31, 1995 ......   19.22          .0761          2.9353          25.2            31,223
December 31, 1996 ......   20.74          .0124          2.6151          30.7            38,031
December 31, 1997 ......   25.07          .0029          2.4886          33.0            50,590
December 31, 1998 ......   24.20          .0142          1.2490          30.3            51,436
December 31, 1999 ......   22.61          .0538           .5439          23.4            49,333
December 31, 2000 ......   15.16           --            5.5800          25.9            45,063
December 31, 2001 ......   16.37           --             .0357          25.5            48,764
December 31, 2002 ......   12.49           --             .0311          21.4            37,299
December 31, 2003 ......   17.43           --              --            24.2            52,051
December 31, 2004 ......   19.59           --             .2679          25.3            59,309
December 31, 2005 ......   19.23           --            1.8896          25.2            63,925
December 31, 2006 ......   19.62           --             .8425          23.6            68,002
June 30, 2007 ..........   21.32           --              --            24.9            73,894

Class N
February 28, 2005 (1) ..  $19.30        $  --           $  --            25.5 times     $10,000
December 31, 2005 ......   19.19           --            1.8581          25.2            10,903
December 31, 2006 ......   19.51           --             .8425          23.6            11,560
June 30, 2007 ..........   21.16           --              --            24.9            12,538

(1) Date of Initial Public Offering.
(2) Based on latest 12 months accomplished earnings.
(3) Assuming reinvestment of all distributions.

   Range in quarter end price/earnings ratios
           High                      Low
------------------------     -------------------
September 30, 1997  35.5     June 30, 1988  13.3

Approval of Investment Advisory Contract
(unaudited)
-------------------------------------------------------------------------------
A discussion of the Approval by the Board of Directors of the Fund's Investment
Advisory Contract can be found in the Fund's Annual Report dated December 31,
2006.

Information on Proxy Voting
(unaudited)
-------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 (toll-free) or 414-276-0535.  It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website, www.sec.gov.  A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund's website, www.nicholasfunds.com, and the SEC's website,
www.sec.gov.

Quarterly Portfolio Schedule
(unaudited)
------------------------------------------------------------------------------
The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q's are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Information on the
operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Privacy Policy
(unaudited)
-------------------------------------------------------------------------------
      Nicholas Limited Edition, Inc. respects each shareholders' right to privacy.  We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.

      We collect the following non-public personal information about you:

      * Information we receive from you on applications or other forms, whether we receive the form in writing or electronically.  This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.

      * Information about your transactions with us and account history with
us.  This includes, but is not limited to, your account number, balances and cost basis information.  This also includes transaction requests made through our transfer agent.

      * Other general information that we may obtain about you such as demographic information.

              WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION
                     ABOUT CURRENT OR FORMER SHAREHOLDERS.

                  INFORMATION SHARED WITH OUR TRANSFER AGENT,
                   A THIRD PARTY COMPANY, ALSO IS NOT SOLD.

      We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information.  While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.

      We may share non-public personal information about you:

      * With companies who work for us to service your accounts or to process transactions that you may request.  This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the
Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.

      * With a party representing you, with your consent, such as your broker or lawyer.

      * When required by law, such as in response to a subpoena or other legal process.

      The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information.  Access is restricted to employees who the Adviser determines need the information in order to perform their job duties.  To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.

      In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

Nicholas Funds Services Offered
(unaudited)
-------------------------------------------------------------------------------
*     IRAs
      * Traditional      * SIMPLE
      * Roth             * SEP

*     Coverdell Education Accounts

*     Profit Sharing Plan

*     Automatic Investment Plan

*     Direct Deposit of Dividend and Capital Gain Distributions

*     Systematic Withdrawal Plan with Direct Deposit

*     Monthly Automatic Exchange between Funds

*     Telephone Redemption

*     Telephone Exchange

*     24-hour Automated Account Information (1-800-544-6547)

*     24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds
(1-800-544-6547).

                            Directors and Officers

                   DAVID O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                         TIMOTHY P. REILAND, Director

                          JAY H. ROBERTSON, Director

                 ALBERT O. NICHOLAS, Executive Vice President

                  DAVID L. JOHNSON, Executive Vice President

              JEFFREY T. MAY, Senior Vice President, Secretary,
                    Treasurer and Chief Compliance Officer

                    LYNN S. NICHOLAS, Senior Vice President

                  LAWRENCE J. PAVELEC, Senior Vice President

                         MARK J. GIESE, Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                             www.nicholasfunds.com
                         414-276-0535 or 800-544-6547

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                  Distributor
                           QUASAR DISTRIBUTORS, LLC
                             Milwaukee, Wisconsin

                                   Custodian
                                U.S. BANK N.A.
                             Milwaukee, Wisconsin

                 Independent Registered Public Accounting Firm
                             DELOITTE & TOUCHE LLP
                             Milwaukee, Wisconsin

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 08/29/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 08/29/2007

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 08/29/2007